Financial Risk and Insurance Management - Summary of Translate the Balances of Assets and Liabilities (Detail) - Currency risk [member]	12 Months Ended
	Dec. 31, 2024 USD ($) MXN ($)	Dec. 31, 2024 USD ($) COP ($)	Dec. 31, 2023 USD ($) MXN ($)	Dec. 31, 2023 USD ($) COP ($)	Dec. 31, 2022 USD ($) MXN ($)	Dec. 31, 2022 USD ($) COP ($)
Disclosure Of Exchange Rate Used To Translate Balance Of Assts And Liabilties [Line Items]
Exchange rate - Buy (assets)	$ 3,758	$ 3,758	$ 3,705	$ 3,705	$ 3,808	$ 3,808
Exchange rate - Sale (liabilities)	$ 3,770	$ 3,770	$ 3,713	$ 3,713	$ 3,820	$ 3,820
Average foreign exchange rate	0.182513	0.000854	0.219083	0.000957	0.195792	0.000786